PREPAID EXPENSE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSE AND OTHER ASSETS
Summary of prepaid expenses and other assets

	December 31,	December 31,
	2018	2019
Deposits(i)	102,155	100,278
Advances to suppliers	289,679	37,118
Prepaid taxes	85,486	294,487
Prepaid service fee	8,869	17,268
Prepaid investment(ii)	—	632,096
Others	56,899	56,540
Total	543,088	1,137,787
(i)	Deposits mainly include rent deposits and deposits to third‑party vendors.
(ii)

Prepaid investment mainly composed of the prepayment to acquire equity interests in Hubei Consumer Finance Company and other companies. As of December 31, 2019, the closing of these investments are still subject to the approval of changes of control from the investees or local regulatory authorities.